Interim Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
PROFIT (LOSS) FOR THE PERIOD	$ 35,629	$ (47,585)	$ (165,759)	$ (110,458)
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:
Unrealized gain (loss) on translation of foreign operations	(6,258)	18,205	245	13,592
Gain on translation of foreign operations disposed and reclassified to statement of income (loss)	11,610		11,610
Other comprehensive income for the period	5,352	18,205	11,855	13,592
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD, NET OF TAX	40,981	(29,380)	(153,904)	(96,866)
Total comprehensive income (loss) attributable to:
Shareholders of Just Energy	40,994	(29,346)	(153,857)	(96,721)
Non-controlling interest	(13)	(34)	(47)	(145)
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD, NET OF TAX	$ 40,981	$ (29,380)	$ (153,904)	$ (96,866)